Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies [Line Items]
Litigation amount	$ 450,000
Percentage of pre-tax profit	30.00%
Pre-tax profit	$ 3,333,333
Payment for rent	$ 97,000	$ 127,000
Dr. Zhou [Member]
Commitments and Contingencies [Line Items]
Percentage of pre-tax profit	20.00%
Pre-tax profit	$ 3,333,333
Litigation [Member]
Commitments and Contingencies [Line Items]
Litigation amount	$ 363,450	$ 373,450
Percentage of pre-tax profit	10.00%
Pre-tax profit	$ 3,333,333